Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Nuveen Symphony Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Symphony Dynamic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 18 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 20 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-52 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the sub-adviser may adjust the Fund’s long and short positions from time to time in an attempt to maintain the desired market exposure, the Fund’s portfolio turnover rate may exceed 100%. During the most recent fiscal year, the Fund’s portfolio turnover rate was 352% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	352.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund's short sales) in equity securities, including exchange-traded funds ("ETFs") that provide exposure to equity securities. The Fund pursues its investment objective by establishing long and short investment exposures to equity securities. The Fund will take long positions by investing directly in equity securities and ETFs. The Fund generally will obtain short investment exposures though short sales of ETFs and through derivative instruments, although it may also engage in short sales of individual equity securities. The Fund will take long and short positions in ETFs in order to gain exposure to broad segments of the equity market, or to particular industries or sectors of the market. In addition, subject to the 80% requirement set forth above, the Fund may take long and short positions in ETFs that provide exposure to other asset classes including, but not limited to, commodities, currencies and debt securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund's investments in emerging market issuers are limited to 10% of total assets.

When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends paid during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions.

The Fund's sub-adviser will vary the level of the Fund's long and short positions in order to obtain a level of net investment exposure to the equity market (either positive or negative) that it believes is advisable given then current market conditions. The Fund may have long positions totaling up to 150% of its net assets and short positions totaling up to 100% of its net assets, and will maintain a net investment exposure (long positions minus short positions) ranging from approximately -20% to 100% of net assets. The investment exposure provided by derivative positions will be measured using their notional values.

The Fund may also obtain long and short investment exposures to equity securities through the use of derivative instruments, including futures contracts and total return swaps.

		The Fund's sub-adviser actively adjusts the portfolio's company, sector, and market exposures to capitalize on changing economic and market conditions seeking to mitigate downside risk and enhance long-term return potential throughout a market cycle. The Fund takes long and short positions in securities using a process which combines multi-faceted bottom-up research, comprehensive market views, and proactive risk management. The first stage of the investment process utilizes a broad range of resources to identify promising initial investment ideas, including a top down macro-framework, fundamental bottom-up insights and quantitative analysis. Securities of individual companies are selected for the portfolio based on the sub-adviser's fundamental research evaluation, which includes financial statement analysis, channel checks, catalyst identification and valuation assessment. The sub-adviser also takes long and short positions in ETFs based on its outlook for a particular industry, sector or segment of the market, or to hedge portfolio risk. The sub-adviser continuously monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Commodities Risk—The Fund’s investments in certain ETFs may expose it to commodities risk. Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile.

Credit Risk—The Fund’s investments in certain ETFs may expose it to credit risk. Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk—The Fund’s investments in certain ETFs may expose it to credit spread risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of certain debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, derivative transactions tied to such securities, and ETFs designed to provide exposure to currencies. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Equity Security Risk—The value of equity securities held in the Fund’s long portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. Conversely, the value of the Fund’s short positions may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Moreover, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) market makers or authorized participants may decide to reduce their role or step away from these activities in times of market stress, (iii) trading of its shares may be halted by the exchange, and (iv) its shares may be delisted from the exchange.

Frequent Trading Risk—The Fund’s portfolio turnover rate may exceed 100%. During the most recent fiscal year, the Fund’s portfolio turnover rate was 352%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Interest Rate Risk—The Fund’s investments in certain ETFs may expose it to interest rate risk. Interest rate risk is the risk that the value of debt securities to which the Fund has exposure in its long portfolio will decline because of rising interest rates, or that the value of debt securities to which the Fund has exposure in its short portfolio will decline because of falling interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Short Sales Risk—The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The sub-adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets.

To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

		Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2015, the Fund's highest and lowest quarterly returns were 5.01% and -2.16%, respectively, for the quarters ended December 31, 2015 and September 30, 2015.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Nuveen Symphony Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	2.00%
Prime Broker Expense	rr_Component2OtherExpensesOverAssets	0.82%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	4.44%
1 Year	rr_ExpenseExampleYear01	$ 995
3 Years	rr_ExpenseExampleYear03	2,069
5 Years	rr_ExpenseExampleYear05	3,129
10 Years	rr_ExpenseExampleYear10	5,712
1 Year	rr_ExpenseExampleNoRedemptionYear01	995
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,069
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,712
2014	rr_AnnualReturn2014	7.38%	[4]
2015	rr_AnnualReturn2015	3.25%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.16%)
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Nuveen Symphony Dynamic Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.90%
Prime Broker Expense	rr_Component2OtherExpensesOverAssets	0.81%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	2.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	5.07%
1 Year	rr_ExpenseExampleYear01	$ 507
3 Years	rr_ExpenseExampleYear03	1,882
5 Years	rr_ExpenseExampleYear05	3,201
10 Years	rr_ExpenseExampleYear10	6,275
1 Year	rr_ExpenseExampleNoRedemptionYear01	507
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,882
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,201
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,275
1 Year	rr_AverageAnnualReturnYear01	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Nuveen Symphony Dynamic Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	2.07%
Prime Broker Expense	rr_Component2OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	4.22%
1 Year	rr_ExpenseExampleYear01	$ 424
3 Years	rr_ExpenseExampleYear03	1,443
5 Years	rr_ExpenseExampleYear05	2,461
10 Years	rr_ExpenseExampleYear10	5,001
1 Year	rr_ExpenseExampleNoRedemptionYear01	424
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,443
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,461
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,001
1 Year	rr_AverageAnnualReturnYear01	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Nuveen Symphony Dynamic Equity Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Nuveen Symphony Dynamic Equity Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Nuveen Symphony Dynamic Equity Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.92%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%	[5]
Nuveen Symphony Dynamic Equity Fund | Lipper Alternative Long/Short Equity Funds Category Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.72%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[6]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
[4]	Class A year-to-date total return as of September 30, 2016 was -6.06%. The performance of the other share classes will differ due to their different expense structures.
[5]	An unmanaged index generally considered representative of large-cap stocks.
[6]	Represents the average annualized returns for all reporting funds in the Lipper Alternative Long/Short Equity Funds Category.